Loans - Schedule of Long-Term Loans (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Long-Term Loans [Line Items]
Principal Amount	$ 301,678
Bank of Communications [Member]
Schedule of Long-Term Loans [Line Items]
Principal Amount	$ 301,678	[1]
Annual Interest Rate	Details	[1]
Contract term	2023.11.27-2025.11.27	[1]

[1]	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.